Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income and comprehensive (loss) income	$ 938	$ (18,499)	$ (9,712)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	1,259	12,231	4,906
Depreciation and amortization	1,396	5,390	2,406
Amortization of right-of-use assets	651	2,804	1,638
Change in fair value of warrant liabilities	908	6,064	292
Other	71	107	886
Changes in operating assets and liabilities:
Accounts receivable	(331)	382	(3,386)
Prepaid expenses and other assets	(537)	(1,031)	(2,191)
Accounts payable	(926)	(692)	(1,683)
Accrued expenses and other current liabilities		(399)	2,138
Accrued compensation and benefits		8,080	3,869
Operating lease liabilities		(3,536)	(1,691)
Net cash used in operating activities	(1,243)	10,901	(2,528)
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired			(13,114)
Purchases of property and equipment	0		(13)
Purchases of intangible assets		(2,202)
Capitalized internal-use software development costs	(117)	(1,054)	(1,149)
Loan to SharesPost			(3,000)
Payment of deferred payments related to IRA Services acquisition			(6,097)
Net cash used in investing activities	(117)	(3,256)	(23,373)
Cash flows from financing activities:
Proceeds from exercise of options	432	1,621	24
Proceeds from notes payable			25,566
Repayment of notes payable	(2,863)	(19,438)	(27,688)
Payments for offering costs	0	(4,954)
Cash paid to purchase equity awards		(23)	(49)
Net cash provided by (used in) financing activities	(2,431)	26,581	39,380
Net increase (decrease) in cash and cash equivalents	(3,791)	34,226	13,479
Cash, cash equivalents and restricted cash, beginning of year	42,178	42,178	28,699
Cash, cash equivalents and restricted cash, beginning of the period	42,179	42,179
Cash, cash equivalents and restricted cash, end of the period	38,388	76,404	42,179
Cash, cash equivalents and restricted cash, end of year			42,178
Supplemental disclosures of cash flow information:
Cash paid for interest	$ 642	2,118	425
Supplemental disclosure of noncash financing activities:
Operating lease right-of-use assets recognized in exchange for new operating lease obligations		1,702
Deferred offering costs accrued and not yet paid		969
Capitalized internal-use software development costs accrued and not yet paid		214
Deferred payments related to SharesPost acquisition			783
Forgiveness of loan to SharesPost in relation to acquisition			3,000
Issuance of Junior convertible preferred stock in relation to SharesPost acquisition			20,383
Issuance of Junior convertible preferred stock warrants in relation to SharesPost acquisition			1,285
Issuance of Class AA common stock in relation to SharesPost acquisition			44,817
Exchange of Class AA common stock for Series B-1 convertible preferred stock		39,722
Conversion of convertible notes into Series B-1 convertible preferred stock		111	9,940
Vesting of early exercised stock options and restricted stock awards		145	32
Warrant issued in connection with issuance of convertible notes payable			51
Warrant issued in connection with issuance of term loan			151
Series B-1 Convertible Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance		47,735	41,527
Proceeds from issuance of Series B-2 convertible preferred stock, net of issuance costs		47,735	41,527
Payments for offering costs			$ (2,713)
Series B-2 Convertible Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance		1,640
Proceeds from issuance of Series B-2 convertible preferred stock, net of issuance costs		$ 1,640